Segment Information (Details) - Schedule of Geographical Perspective - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Revenues from sales originated:
Revenues		¥ 1,755,206	¥ 1,772,127	¥ 1,439,291
China [Member]
Revenues from sales originated:
Revenues	[1]	854,915	1,003,250	825,061
Canada [Member]
Revenues from sales originated:
Revenues		4,331	3,263	7,013
US [Member]
Revenues from sales originated:
Revenues		131,055	112,840	89,309
UK [Member]
Revenues from sales originated:
Revenues		764,696	652,774	517,908
Singapore [Member]
Revenues from sales originated:
Revenues		¥ 209

[1]	Includes mainland China and Hong Kong.